Commitments - Newbuild Contracts (Details) $ in Millions	Nov. 30, 2021 USD ($)
Shipbuilding Commitments Future Minimum Payments Due [Roll Forward]
2022	$ 4,355
2023	2,576
2024	1,641
2025	987
2026 and thereafter	0
Total	$ 9,560